FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Communications - 4.6%
AT&T, Inc.	16,000	$ 460,160
ViacomCBS, Inc. - Class B (a)	19,500	726,570
		1,186,730
Consumer Discretionary - 6.5%
Genuine Parts Company	5,500	552,365
Kohl's Corporation (a)	8,500	345,865
Tapestry, Inc. (a)	25,000	777,000
		1,675,230
Consumer Staples - 9.6%
Archer-Daniels-Midland Company (a)	12,500	630,125
J.M. Smucker Company (The) (a)	5,200	601,120
Kellogg Company (a)	9,500	591,185
Philip Morris International, Inc.	5,300	438,787
Tyson Foods, Inc. - Class A	3,600	231,984
		2,493,201
Energy - 7.0%
Chevron Corporation	4,800	405,360
ConocoPhillips	8,500	339,915
Devon Energy Corporation	26,000	411,060
Exxon Mobil Corporation	8,000	329,760
Royal Dutch Shell plc - Class B - ADR	10,000	336,100
		1,822,195
Financials - 18.9%
JPMorgan Chase & Company (a)	6,500	825,955
KeyCorp	30,200	495,582
Lincoln National Corporation	9,500	477,945
MetLife, Inc.	10,200	478,890
People's United Financial, Inc.	25,000	323,250
Prudential Financial, Inc.	6,000	468,420
Truist Financial Corporation	15,500	742,915
U.S. Bancorp	14,200	661,578
Wells Fargo & Company	13,500	407,430
		4,881,965
Health Care - 13.0%
Bristol-Myers Squibb Company	7,800	483,834
CVS Health Corporation	9,000	614,700
Johnson & Johnson	4,100	645,258
Medtronic plc	2,000	234,280
Merck & Company, Inc. (a)	9,400	768,920
Pfizer, Inc.	17,000	625,770
		3,372,762

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Industrials - 9.2%
Eaton Corporation plc (a)	4,800	$ 576,672
Emerson Electric Company (a)	7,000	562,590
Raytheon Technologies Corporation	9,200	657,892
United Parcel Service, Inc. - Class B (a)	3,500	589,400
		2,386,554
Materials - 5.6%
Compass Minerals International, Inc. (a)	4,000	246,880
Dow, Inc. (a)	10,600	588,300
Nucor Corporation	11,500	611,685
		1,446,865
Real Estate - 3.9%
Public Storage (a)	1,500	346,395
Simon Property Group, Inc.	3,800	324,064
Ventas, Inc. (a)	6,900	338,376
		1,008,835
Technology - 15.2%
Amdocs Ltd.	4,000	283,720
Broadcom, Inc. (a)	2,800	1,225,980
Cisco Systems, Inc.	15,000	671,250
HP, Inc. (a)	29,500	725,405
Intel Corporation	7,000	348,740
International Business Machines Corporation	5,500	692,340
		3,947,435
Utilities - 4.3%
Duke Energy Corporation (a)	7,000	640,920
National Fuel Gas Company	5,500	226,215
PPL Corporation	8,500	239,700
		1,106,835

Total Common Stocks (Cost $20,517,194)		$ 25,328,607

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $962,987)	962,987	$ 962,987

Total Investments at Value - 101.5% (Cost $21,480,181)		$ 26,291,594

Liabilities in Excess of Other Assets - (1.5%)		(387,574)

Net Assets - 100.0%		$ 25,904,020

ADR	- American Depositary Receipt.

(a)	Security covers a written call option.
(b)	The rate shown is the 7-day effective yield as of December 31, 2020.

See accompanying notes to Schedules of Investments.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS
December 31, 2020 (Unaudited)

COVERED WRITTEN CALL OPTIONS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Archer-Daniels-Midland Company	65	$ 327,665	$ 55 .00	03/19/21	$ 4,485
Broadcom, Inc.	14	612,990	430 .00	03/19/21	40,782
Compass Minerals International, Inc.	40	246,880	70 .00	03/19/21	4,800
Dow, Inc.	35	194,250	60 .00	06/18/21	10,990
Duke Energy Corporation	35	320,460	100 .00	04/16/21	2,975
Eaton Corporation plc	48	576,672	100 .00	01/15/21	96,000
Emerson Electric Company	35	281,295	75 .00	03/19/21	28,175
HP, Inc.	90	221,310	22 .00	04/16/21	32,400
J.M. Smucker Company (The)	25	289,000	130 .00	04/16/21	4,125
JPMorgan Chase & Company	10	127,070	130 .00	03/19/21	5,300
Kellogg Company	45	280,035	75 .00	01/15/21	225
Kohl's Corporation	45	183,105	47 .50	07/16/21	22,275
Kohl's Corporation	40	162,760	37 .50	04/16/21	29,280
Merck & Company, Inc.	45	368,100	90 .00	01/15/21	360
Public Storage	15	346,395	240 .00	03/19/21	6,945
Tapestry, Inc.	100	310,800	25 .00	02/19/21	68,000
United Parcel Service, Inc. - Class B	35	589,400	155 .00	01/15/21	46,725
Ventas, Inc.	29	142,216	60 .00	05/21/21	3,190
ViacomCBS, Inc. - Class B	75	279,450	42 .00	06/18/21	18,450
Total Covered Written Call Options (Premiums received $231,655)		$ 5,859,853			$ 425,482

The average monthly notional value of written option contracts during the period ended December 31, 2020 was $5,382,412.

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

COMMON STOCKS - 75.1%	Shares	Value
Communications - 2.7%
AT&T, Inc.	5,000	$ 143,800
CenturyLink, Inc.	15,000	146,250
ViacomCBS, Inc. - Class B	15,000	558,900
		848,950
Consumer Discretionary - 5.1%
Carnival Corporation	8,500	184,110
Ford Motor Company	26,000	228,540
Kohl's Corporation (a)	10,000	406,900
Tapestry, Inc.	17,000	528,360
TJX Companies, Inc. (The)	4,000	273,160
		1,621,070
Consumer Staples - 6.2%
Archer-Daniels-Midland Company (a)	9,000	453,690
Kellogg Company	8,500	528,955
Philip Morris International, Inc.	3,300	273,207
Target Corporation	1,500	264,795
Walmart, Inc. (a)	3,100	446,865
		1,967,512
Energy - 4.8%
Chevron Corporation	4,000	337,800
ConocoPhillips	6,000	239,940
Devon Energy Corporation	32,000	505,920
Royal Dutch Shell plc - Class B - ADR	13,000	436,930
		1,520,590
Financials - 17.7%
Bank of America Corporation	38,000	1,151,780
Bank of New York Mellon Corporation (The)	6,000	254,640
Capital One Financial Corporation	6,000	593,100
JPMorgan Chase & Company	10,000	1,270,700
KeyCorp	16,320	267,811
Lincoln National Corporation	12,500	628,875
MetLife, Inc.	12,000	563,400
Travelers Companies, Inc. (The)	3,600	505,332
Wells Fargo & Company	13,000	392,340
		5,627,978
Health Care - 8.8%
Bristol-Myers Squibb Company	8,000	496,240
CVS Health Corporation	7,500	512,250
Johnson & Johnson	4,000	629,520
Merck & Company, Inc. (a)	8,000	654,400

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 75.1% (Continued)	Shares	Value
Health Care - 8.8% (Continued)
Pfizer, Inc.	13,500	$ 496,935
		2,789,345
Industrials - 7.4%
Eaton Corporation plc	6,500	780,910
FedEx Corporation	2,500	649,050
General Electric Company (a)	25,000	270,000
Raytheon Technologies Corporation	4,000	286,040
Trane Technologies plc	2,400	348,384
		2,334,384
Materials - 3.8%
Compass Minerals International, Inc.	5,000	308,600
Freeport-McMoRan, Inc.	8,000	208,160
Mosaic Company (The)	11,000	253,110
Nucor Corporation	8,500	452,115
		1,221,985
Real Estate - 0.6%
Simon Property Group, Inc.	2,200	187,616

Technology - 17.2%
Apple, Inc.	6,000	796,140
Broadcom, Inc. (a)	2,400	1,050,840
Cisco Systems, Inc.	17,000	760,750
HP, Inc.	28,000	688,520
Intel Corporation	4,500	224,190
International Business Machines Corporation	5,200	654,576
Microsoft Corporation	3,500	778,470
Nokia Corporation - ADR (b)	87,000	340,170
Western Union Company (The)	7,000	153,580
		5,447,236
Utilities - 0.8%
PPL Corporation	9,000	253,800

Total Common Stocks (Cost $14,584,224)		$ 23,820,466

CORPORATE BONDS - 13.1%	Par Value	Value
Consumer Staples - 1.6%
Kroger Company (The), 2.60%, due 02/01/2021	$ 500,000	$ 500,791

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 13.1%(Continued)	Par Value	Value
Energy - 1.6%
Pioneer Natural Resources Company, 3.95%, due 07/15/2022	$ 500,000	$ 518,631

Financials - 6.6%
America Express Company, 3.40%, due 02/27/2023	500,000	531,780
Citigroup, Inc., 2.90%, due 12/08/2021	500,000	510,806
UNUM Group, 4.00%, due 03/15/2024	500,000	544,934
Wells Fargo & Company, 3.50%, due 03/08/2022	500,000	518,380
		2,105,900
Industrials - 1.7%
Norfolk Sothern Corporation, 3.85%, due 01/15/2024	500,000	545,624

Utilities - 1.6%
PSEG Power, LLC, 3.00%, due 06/15/2021	500,000	504,738

Total Corporate Bonds (Cost $4,041,626)		$ 4,175,684

U.S. TREASURY OBLIGATIONS - 1.6%	Par Value	Value
U.S. Treasury Notes - 1.6%
2.125%, due 05/15/2022 (Cost $505,547)	$ 500,000	$ 513,672

FBP APPRECIATION & INCOME OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 10.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c)	3,085,441	$ 3,085,441
First American Government Obligations Fund - Class Z, 0.03% (c)	183,299	183,299
Total Money Market Funds (Cost $3,268,740)		$ 3,268,740

Total Investments at Value - 100.1% (Cost $22,400,137)		$ 31,778,562

Liabilities in Excess of Other Assets - (0.1%)		(46,057)

Net Assets - 100.0%		$ 31,732,505

ADR	- American Depositary Receipt.

(a)	Security covers a written call option.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of December 31, 2020.

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF OPEN OPTION CONTRACTS
December 31, 2020 (Unaudited)

COVERED WRITTEN CALL OPTIONS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Archer-Daniels-Midland Company	45	$ 226,845	$ 55 .00	03/19/21	$ 3,105
Broadcom, Inc.	10	437,850	430 .00	03/19/21	29,130
General Electric Company	100	108,000	12 .00	03/19/21	5,000
Kohl's Corporation	25	101,725	47 .50	07/16/21	12,375
Kohl's Corporation	50	203,450	37 .50	04/16/21	36,600
Merck & Company, Inc.	18	147,240	90 .00	01/15/21	144
Walmart, Inc.	1	14,415	125 .00	01/15/21	1,860
Total Covered Written Call Options (Premiums received $51,399)		$ 1,239,525			$ 88,214

The average monthly notional value of written option contracts during the period ended December 31, 2020 was $1,223,218.

See accompanying notes to Schedules of Investments.

THE FLIPPIN, BRUCE & PORTER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2020 (Unaudited)

1. Securities Valuation

Portfolio securities of FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund (individually, a “Fund,” and collectively, the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Covered call options written by the Funds are valued at the last quoted sale price or, in the absence of a sale, at the ask price on the principal exchanges on which they are traded. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

Fixed income securities, including U.S. treasury obligations, U.S. government agency obligations and corporate bonds, if any, are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Given the inputs used by the pricing service, these securities are classified as Level 2 within the fair value hierarchy.

When market quotations are not readily available, if a pricing service cannot provide a price, or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs
  Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE FLIPPIN, BRUCE & PORTER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of each Fund’s investments and other financial instruments and the inputs used to value the investments and other financial instruments as of December 31, 2020 by security type:

FBP Equity & Dividend Plus Fund:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$25,328,607	$-	$-	$25,328,607
Money Market Funds	962,987	-	-	962,987
Total	$26,291,594	$-	$-	$26,291,594

Other Financial Instruments:
Covered Written Call Options	$(292,557)	$(132,925)	$-	$(425,482)
Total	$(292,557)	$(132,925)	$-	$(425,482)

FBP Appreciation & Income Opportunities Fund:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$23,820,466	$-	$-	$23,820,466
Corporate Bonds	-	4,175,684	-	4,175,684
U.S. Treasury Obligations	-	513,672	-	513,672
Money Market Funds	3,268,740	-	-	3,268,740
Total	$27,089,206	$4,689,356	$-	$31,778,562

Other Financial Instruments:
Covered Written Call Options	$(88,214)	$-	$-	$(88,214)
Total	$(88,214)	$-	$-	$(88,214)

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type. There were no Level 3 investments held by the Funds as of or during the period ended December 31, 2020.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

THE FLIPPIN, BRUCE & PORTER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2020:

		FBP
	FBP	Appreciation
	Equity &	& Income
	Dividend Plus	Opportunities
	Fund	Fund
Tax cost of portfolio investments and written options contracts	$21,248,532	$22,420,089
Gross unrealized appreciation	$6,000,542	$10,183,152
Gross unrealized depreciation	(1,382,962)	(912,893)
Net unrealized appreciation	$4,617,580	$9,270,259

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost of portfolio investments is due to certain differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.